Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 2,945	$ 3,198
Straight-line rent receivable, allowance	7,260	6,929
Deferred financing costs, accumulated amortization	46,407	37,577
Deferred leasing and other costs, accumulated amortization	$ 269,000	$ 240,151
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, shares authorized	5,000	5,000
Preferred shares, shares issued	3,618	4,067
Preferred shares, shares outstanding	3,618	4,067
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares authorized	400,000	400,000
Common shares, shares issued	252,195	224,029
Common shares, shares outstanding	252,195	224,029